SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	$ (105)	$ (270)	$ (72)
Warranty provision [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	229	276	288
Additions	286	186	196
Deductions	(264)	(190)	(208)
Less: Held for sale		(43)
Balance, ending	251	229	276
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	123	376	190
Additions	107	17	258
Less: Held for sale
Balance, ending	$ 125	$ 123	$ 376